CHANGES IN EQUITY - Capital Stock (Details) - BRL (R$) shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of shares outstanding	15,753.8	15,750.2	15,744.4
Shareholder percentage	100.00%	100.00%	100.00%
Beginning balance, value	R$ 83,327.8	R$ 84,017.6	R$ 75,151.2
Issue of equity	14.5	23.7	9.0
Ending balance, value	R$ 80,143.8	R$ 83,327.8	R$ 84,017.6
Issued capital [member]
IfrsStatementLineItems [Line Items]
Equity shares outstanding, Beginning balance	15,750.2	15,744.4	15,735.1
Beginning balance, value	R$ 58,130.5	R$ 58,042.5	R$ 57,899.1
Issue of equity shares	3.6	5.8	9.3
Issue of equity	R$ 47.4	R$ 88.0	R$ 143.4
Equity shares outstanding, Final balance	15,753.8	15,750.2	15,744.4
Ending balance, value	R$ 58,177.9	R$ 58,130.5	R$ 58,042.5
Interbrew International B.V. [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	8,441.7	8,441.8	8,441.9
Shareholder percentage	53.60%	53.60%	53.60%
Ambrew S A R L [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	1,287.7	1,287.7	1,287.0
Shareholder percentage	8.20%	8.20%	8.20%
Fundacao Zerrenner [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	1,610.0	1,610.0	1,610.0
Shareholder percentage	10.20%	10.20%	10.20%
Mercado [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	4,410.0	4,402.2	4,399.7
Shareholder percentage	28.00%	27.90%	27.90%
Tesouraria [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	4.4	8.5	5.8
Shareholder percentage	0.00%	0.10%	0.00%